UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-1899

Dreyfus Research Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	8/31/13

FORM N-CSR

Item 1.      Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
32	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
Research Growth Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Research Growth Fund, Inc., covering the six-month period from March 1, 2013, through August 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities fared quite well over the past year, weathering periodic bouts of volatility after setting new record highs in the spring for many broad measures of stock market performance. Low interest rates, muted inflationary pressures, and a strong U.S. dollar helped fuel the market’s gains, as did a declining unemployment rate, rebounding housing markets, and increased production of domestic oil and natural gas.

In our analysis, the U.S. economy is nearing an inflection point to a somewhat faster growth rate.We expect a reduced fiscal drag in 2014 and beyond, and the stimulative monetary policy of the past five years should continue to support economic expansion, particularly in interest rate-sensitive industry groups. For information on how these developments may affect your investments, we urge you to discuss these matters with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
September 16, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of March 1, 2013, through August 31, 2013, as provided by Elizabeth Slover, Barry Mills, and David Sealy, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended August 31, 2013, Dreyfus Research Growth Fund’s Class A shares produced a total return of 9.96%, Class C shares returned 9.51%, Class I shares returned 10.12%, and Class Z shares returned 10.04%.1 In comparison, the fund’s benchmark, the Russell 1000® Growth Index (the “Index”), produced a total return of 9.59% over the same period.2 The fund’s Class Y shares produced a total return of 3.74% for the period since its inception of July 1, 2013, through August 31, 2013.

Despite bouts of heightened volatility, U.S. stocks generally rallied over the reporting period as global and domestic economic concerns eased.The fund’s Class A, Class I, and Class Z shares produced higher returns than the benchmark, primarily due to successful security selections in seven of 10 economic sectors represented in the Index.

The Fund’s Investment Approach

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal.

The fund invests in stocks selected by a team of core research analysts, with each analyst responsible for fund investments in his or her area of expertise.These analysts utilize a fundamental, bottom-up research process to identify investments for the fund. The fund invests in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.The analysts, under the direction of the director of the core research team, determine the fund’s allocations among market sectors.The fund’s portfolio is structured so that its sector weightings generally are similar to those of its benchmark.

The fund typically sells a security when the research analyst responsible for the investment believes there has been a negative change in fundamental factors surrounding the company, the company has become fully valued, or a more attractive opportunity has been identified.

Recovering Economy Fueled Market Gains

The reporting period began in the midst of a market rally fueled by improved U.S. employment trends, rebounding housing markets, and an aggressively accommodative

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

monetary policy from the Federal Reserve Board (the “Fed”). Stocks advanced through mid-May, when several broad measures of stock market performance reached new record highs.

In late May, remarks by Fed Chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers were likely to back away from their quantitative easing program sooner than many had expected. As a result, heightened volatility in June erased some of the stock market’s previous gains. Moreover, investors began to turn away from relatively conservative, dividend-paying stocks and toward more speculative growth stocks, particularly those of companies considered more economically sensitive. Equity markets generally stabilized in July and August when investors realized that an end to quantitative easing would not necessarily portend higher short-term interest rates anytime soon, and they returned their focus to company and market fundamentals.

Stock Selections Drove Fund Outperformance

Our security selection strategy proved especially effective in the health care sector, where mergers-and-acquisitions activity and new products supported investor sentiment. For example, Onyx Pharmaceuticals advanced after receiving a takeover offer, and Vertex Pharmaceuticals reported strong clinical trial results for a new cystic fibrosis treatment. Biotechnology firms Gilead Sciences and Biogen Idec also advanced on the strength of promising new products.

In the consumer discretionary sector, apparel maker Under Armour announced strong results stemming from innovations in the technical athletic category, accessories retailer Michael Kors Holdings displayed good business momentum, and auto components manufacturer Delphi Automotive reported higher profit margins due to strong operational execution and cost controls. Relative performance in the financials sector benefited from lack of exposure to real estate investment trusts, and credit rating agency Moody’s posted better-than-expected earnings due to robust bond issuance trends.

Disappointments during the reporting period were concentrated mainly in the information technology sector, where the fund did not participate in gains achieved by software giant Microsoft. In addition, enterprise software developer Oracle missed quarterly earnings estimates due to licensing revenue shortfalls in overseas markets, remote access specialist Citrix Systems reported weaker-than-expected license performance within their desktop business, communications equipment maker Broadcom lost market share in the 3G baseband segment, and International Business Machines reported a quarterly earnings shortfall. In other areas, agricultural commodities producer Monsanto was hurt by falling corn prices, and biotechnology developer Allergan encountered generic competition for a major product.

Maintaining a Constructive Investment Posture

We remain positive overall on U.S. equities. Despite a higher price/earnings multiple this year from a rising equity market, the P/E ratio on the S&P 500® Index3 remains below its 15-year average. We remain confident that secular tailwinds such as the energy supply growth in the U.S., the manufacturing renaissance, employment gains, and housing will continue to help strengthen the U.S. economy. In addition, inflation remains low, supporting rising U.S. multiples and preserving consumer buying power. However, headwinds remain, such as the geo-political risk in the Middle East, which has pushed Brent Oil prices up to $115 per barrel, an increase of over 10% in just two months. Despite this rise, retail gasoline has not increased as dramatically. Also adding further pressure is the emerging markets turmoil, which puts multinational earnings at risk, although the recent stability in China has been a buffer.

September 16, 2013

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid. It does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.
The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 1, 2014, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 SOURCE: LIPPER INC. — The Russell 1000® Growth Index is a widely accepted, unmanaged large-cap index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.
3 The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index. “Standard & Poor’s®,” “S&P®,” “Standard &
Poor’s® 500” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by
Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Growth Fund, Inc. from March 1, 2013 to August 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2013†
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††	$5.98	$9.93	$4.50	$1.41	$5.03
Ending value (after expenses)	$1,099.60	$1,095.10	$1,101.20	$1,037.40	$1,100.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended August 31, 2013†††
	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000††††	$5.75	$9.55	$4.33	$4.23	$4.84
Ending value (after expenses)	$1,019.51	$1,015.73	$1,020.92	$1,021.02	$1,020.42

†	From July 1, 2013 (commencement of initial offering) to August 31, 2013 for ClassY shares.
††	Expenses are equal to the fund’s annualized expense ratio of 1.13% for Class A, 1.88% for Class C, .85% for
Class I and .95% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Expenses are equal to the fund’s annualized expense ratio of .83% for ClassY, multiplied by the average account value over the period, multiplied by 61/365 (to reflect the actual days in the period).
†††	Please note that while ClassY shares commenced operations on July 1, 2013, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability.This projection assumes that annualized expense ratios were in effect during the period March 1, 2013 to August 31, 2013.
††††	Expenses are equal to the fund’s annualized expense ratio of 1.13% for Class A, 1.88% for Class C, .85% for
Class I, .83% for ClassY and .95% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

August 31, 2013 (Unaudited)

Common Stocks—99.2%	Shares		Value ($)
Automobiles & Components—1.3%
Delphi Automotive	278,880		15,343,978
Capital Goods—7.5%
Cummins	155,980		19,216,736
Danaher	287,410		18,831,103
Eaton	229,980		14,562,334
Fluor	245,590		15,577,774
Precision Castparts	99,170		20,948,671
			89,136,618
Consumer Durables & Apparel—5.0%
Michael Kors Holdings	196,940	[a]	14,591,285
NIKE, Cl. B	241,720		15,184,850
PVH	106,380		13,696,425
Under Armour, Cl. A	215,670	[a,b]	15,666,269
			59,138,829
Consumer Services—2.7%
Las Vegas Sands	243,490		13,720,662
Starbucks	266,310		18,780,181
			32,500,843
Diversified Financials—5.1%
American Express	229,550		16,506,940
Ameriprise Financial	105,110		9,055,226
Discover Financial Services	191,170		9,032,782
IntercontinentalExchange	76,130	[a]	13,684,368
T. Rowe Price Group	168,520		11,819,993
			60,099,309
Energy—4.8%
EOG Resources	118,230		18,568,021
National Oilwell Varco	153,020		11,369,386
Schlumberger	329,780		26,692,393
			56,629,800
Food & Staples Retailing—3.9%
CVS Caremark	211,920		12,301,956
Wal-Mart Stores	210,900		15,391,482
Whole Foods Market	341,020		17,988,805
			45,682,243

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco—7.9%
Coca-Cola Enterprises	411,710		15,397,954
Mondelez International, Cl. A	447,320		13,719,304
PepsiCo	417,390		33,278,505
Philip Morris International	368,380		30,737,627
			93,133,390
Health Care Equipment & Services—1.3%
McKesson	125,440		15,229,670
Materials—4.0%
Eastman Chemical	189,990		14,439,240
Martin Marietta Materials	109,310	[b]	10,499,226
Praxair	196,130		23,025,662
			47,964,128
Media—4.8%
Comcast, Cl. A	569,090		23,952,998
Twenty-First Century Fox	497,540		15,587,928
Viacom, Cl. B	211,040		16,790,342
			56,331,268
Pharmaceuticals, Biotech &
Life Sciences—12.4%
Alexion Pharmaceuticals	133,210	[a]	14,354,710
Amgen	152,180		16,578,489
Biogen Idec	76,000	[a]	16,189,520
Bristol-Myers Squibb	403,990		16,842,343
Celgene	131,710	[a]	18,436,766
Eli Lilly & Co	183,100		9,411,340
Gilead Sciences	429,720	[a]	25,899,224
Illumina	101,350	[a]	7,889,084
Perrigo	55,780	[b]	6,780,059
Regeneron Pharmaceuticals	33,050	[a]	8,008,346
Vertex Pharmaceuticals	94,400	[a]	7,094,160
			147,484,041
Retailing—6.7%
Amazon.com	80,310	[a]	22,565,504
Dollar General	138,300	[a]	7,464,051

Common Stocks (continued)	Shares		Value ($)
Retailing (continued)
Home Depot	311,850		23,229,707
priceline.com	16,410	[a]	15,401,277
Urban Outfitters	255,200	[a]	10,700,536
			79,361,075
Semiconductors & Semiconductor
Equipment—4.3%
Analog Devices	330,850		15,311,738
Texas Instruments	564,820		21,576,124
Xilinx	326,320		14,168,814
			51,056,676
Software & Services—19.7%
Adobe Systems	368,060	[a]	16,838,745
Cognizant Technology Solutions, Cl. A	203,800	[a]	14,938,540
Facebook, Cl. A	488,440	[a]	20,162,803
Google, Cl. A	49,410	[a]	41,845,329
International Business Machines	161,870		29,504,045
Intuit	265,590		16,872,933
LinkedIn, Cl. A	66,060	[a]	15,857,042
MasterCard, Cl. A	44,990		27,267,539
Oracle	688,690		21,941,663
Paychex	257,840	[b]	9,973,251
salesforce.com	367,260	[a]	18,043,484
			233,245,374
Technology Hardware & Equipment—4.4%
EMC	646,970		16,678,887
Juniper Networks	745,600	[a]	14,091,840
QUALCOMM	321,720		21,323,602
			52,094,329
Transportation—3.4%
FedEx	140,350		15,067,976
Union Pacific	161,760		24,836,630
			39,904,606
Total Common Stocks
(cost $927,753,112)			1,174,336,177

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,631,952)	9,631,952 [c]	9,631,952

Investment of Cash Collateral
for Securities Loaned—.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $6,033,598)	6,033,598 [c]	6,033,598

Total Investments (cost $943,418,662)	100.5%	1,190,001,727
Liabilities, Less Cash and Receivables	(.5%)	(6,368,191)
Net Assets	100.0%	1,183,633,536

a Non-income producing security.
b Security, or portion thereof, on loan.At August 31, 2013, the value of the fund’s securities on loan was
$14,434,775 and the value of the collateral held by the fund was $14,683,198, consisting of cash collateral of
$6,033,598 and U.S. Government & Agency securities valued at $8,649,600.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	19.7	Semiconductors &
Pharmaceuticals,		Semiconductor Equipment	4.3
Biotech & Life Sciences	12.4	Materials	4.0
Food, Beverage & Tobacco	7.9	Food & Staples Retailing	3.9
Capital Goods	7.5	Transportation	3.4
Retailing	6.7	Consumer Services	2.7
Diversified Financials	5.1	Automobiles & Components	1.3
Consumer Durables & Apparel	5.0	Money Market Investments	1.3
Energy	4.8	Health Care Equipment & Services	1.3
Media	4.8
Technology Hardware & Equipment	4.4		100.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2013 (Unaudited)

				Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $14,434,775)—Note 1(b):
Unaffiliated issuers			927,753,112		1,174,336,177
Affiliated issuers			15,665,550		15,665,550
Cash					186,018
Dividends and securities lending income receivable					1,122,198
Receivable for shares of Common Stock subscribed					688,897
Prepaid expenses					48,261
					1,192,047,101
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					1,117,677
Liability for securities on loan—Note 1(b)					6,033,598
Payable for shares of Common Stock redeemed					956,297
Accrued expenses					305,993
					8,413,565
Net Assets ($)					1,183,633,536
Composition of Net Assets ($):
Paid-in capital					1,166,461,584
Accumulated undistributed investment income—net					748,710
Accumulated net realized gain (loss) on investments					(230,159,823)
Accumulated net unrealized appreciation
(depreciation) on investments					246,583,065
Net Assets ($)					1,183,633,536

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	505,742,168	103,221,737	196,465,211	1,037	378,203,383
Shares Outstanding	42,534,259	8,961,592	16,459,282	86.88	31,370,509
Net Asset Value
Per Share ($)	11.89	11.52	11.94	11.94	12.06

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended August 31, 2013 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	6,726,329
Affiliated issuers	8,638
Income from securities lending—Note 1(b)	64,316
Total Income	6,799,283
Expenses:
Management fee—Note 3(a)	4,047,370
Shareholder servicing costs—Note 3(c)	1,561,870
Distribution fees—Note 3(b)	373,282
Prospectus and shareholders’ reports	61,273
Professional fees	54,938
Directors’ fees and expenses—Note 3(d)	53,528
Registration fees	52,535
Custodian fees—Note 3(c)	38,283
Loan commitment fees—Note 2	3,260
Miscellaneous	15,994
Total Expenses	6,262,333
Less—reduction in expenses due to undertaking—Note 3(a)	(215,687)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,212)
Net Expenses	6,045,434
Investment Income—Net	753,849
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	57,751,098
Net realized gain (loss) on financial futures	(92,311)
Net Realized Gain (Loss)	57,658,787
Net unrealized appreciation (depreciation) on investments	41,383,134
Net Realized and Unrealized Gain (Loss) on Investments	99,041,921
Net Increase in Net Assets Resulting from Operations	99,795,770

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2013	Year Ended
	(Unaudited)[a]	February 28, 2013
Operations ($):
Investment income—net	753,849	3,403,249
Net realized gain (loss) on investments	57,658,787	61,323,887
Net unrealized appreciation
(depreciation) on investments	41,383,134	25,012,546
Net Increase (Decrease) in Net Assets
Resulting from Operations	99,795,770	89,739,682
Dividends to Shareholders from ($):
Investment income—net:
Class A	(744,535)	(1,257,609)
Class C	—	(84,959)
Class I	(439,061)	(289,566)
Class Z	(1,017,669)	(1,045,145)
Total Dividends	(2,201,265)	(2,677,279)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	30,652,927	75,401,051
Class C	8,287,130	9,813,527
Class I	108,579,792	61,953,246
Class Y	1,000	—
Class Z	2,987,228	5,232,401
Dividends reinvested:
Class A	701,634	1,196,713
Class C	—	75,264
Class I	380,628	272,732
Class Z	943,917	961,906
Cost of shares redeemed:
Class A	(42,875,523)	(155,818,001)
Class C	(8,224,433)	(15,113,383)
Class I	(6,667,073)	(15,018,332)
Class Z	(16,917,642)	(29,608,150)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	77,849,585	(60,651,026)
Total Increase (Decrease) in Net Assets	175,444,090	26,411,377
Net Assets ($):
Beginning of Period	1,008,189,446	981,778,069
End of Period	1,183,633,536	1,008,189,446
Undistributed investment income—net	748,710	2,196,126

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	August 31, 2013	Year Ended
	(Unaudited)[a]	February 28, 2013
Capital Share Transactions:
Class Ab
Shares sold	2,680,805	7,417,635
Shares issued for dividends reinvested	62,091	122,305
Shares redeemed	(3,724,994)	(15,235,520)
Net Increase (Decrease) in Shares Outstanding	(982,098)	(7,695,580)
Class Cb
Shares sold	743,229	979,127
Shares issued for dividends reinvested	—	8,128
Shares redeemed	(736,951)	(1,529,348)
Net Increase (Decrease) in Shares Outstanding	6,278	(542,093)
Class I
Shares sold	9,139,342	5,883,300
Shares issued for dividends reinvested	33,565	27,027
Shares redeemed	(577,714)	(1,495,911)
Net Increase (Decrease) in Shares Outstanding	8,595,193	4,414,416
Class Y
Shares sold	86.88	—
Class Z
Shares sold	255,162	509,887
Shares issued for dividends reinvested	82,366	95,044
Shares redeemed	(1,455,087)	(2,884,542)
Net Increase (Decrease) in Shares Outstanding	(1,117,559)	(2,279,611)

a Effective July 1, 2013, the fund commenced offering ClassY shares.
b During the period ended August 31, 2013, 111,953 Class C shares representing $1,277,382 were exchanged for
108,529 Class A shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
August 31, 2013				Year Ended February 28/29,
Class A Shares	(Unaudited)		2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	10.83		9.90	9.70	7.45	4.94	6.74
Investment Operations:
IInvestment income (loss)—net[b]	.01		.04	.03	.02	(.02)	.01
Net realized and unrealized
gain (loss) on investments	1.07		.92	.21	2.24	2.57	(1.81)
Total from
Investment Operations	1.08		.96	.24	2.26	2.55	(1.80)
Distributions:
Dividends from
investment income—net	(.02)		(.03)	(.04)	(.01)	(.04)	—
Net asset value, end of period	11.89		10.83	9.90	9.70	7.45	4.94
Total Return (%)[c]	9.96	[d]	9.68	2.49	30.37	51.85	(29.83)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.19	[e]	1.26	1.29	1.36	1.56	1.59	[e]
Ratio of net expenses
to average net assets	1.13	[e]	1.13	1.18	1.36	1.55	1.57	[e]
Ratio of net investment income
(loss) to average net assets	.11	[e]	.36	.34	.34	(.28)	.27	[e]
Portfolio Turnover Rate	26.98	[d]	52.78	88.07	101.09	133.67	162.04
Net Assets, end of period
($ x 1,000)	505,742		471,404	506,862	33,263	401	30

a From September 30, 2008 (commencement of initial offering) to February 28, 2009.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
August 31, 2013				Year Ended February 28/29,
Class C Shares	(Unaudited)		2013	2012	2011	2010	2009 [a]
Per Share Data ($):
Net asset value,
beginning of period	10.52		9.67	9.54	7.40	4.92	6.74
Investment Operations:
Investment (loss)—net[b]	(.04)		(.04)	(.04)	(.06)	(.07)	(.01)
Net realized and unrealized
gain (loss) on investments	1.04		.90	.20	2.20	2.55	(1.81)
Total from
Investment Operations	1.00		.86	.16	2.14	2.48	(1.82)
Distributions:
Dividends from
investment income—net	—		(.01)	(.03)	—	—	—
Net asset value, end of period	11.52		10.52	9.67	9.54	7.40	4.92
Total Return (%)[c]	9.51	[d]	8.90	1.73	28.92	50.41	(30.11)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.95	[e]	2.01	2.07	2.32	2.73	2.24 [e]
Ratio of net expenses
to average net assets	1.88	[e]	1.88	1.97	2.32	2.72	2.22 [e]
Ratio of net investment (loss)
to average net assets	(.63)[e]		(.40)	(.51)	(.77)	(1.33)	(.53)[e]
Portfolio Turnover Rate	26.98	[d]	52.78	88.07	101.09	133.67	162.04
Net Assets, end of period
($ x 1,000)	103,222		94,187	91,805	514	16	35

a From September 30, 2008 (commencement of initial offering) to February 28, 2009.
b Based on average shares outstanding at each month end.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

Six Months Ended
August 31, 2013				Year Ended February 28/29,
Class I Shares	(Unaudited)		2013	2012	2011	2010	2009	[a]
Per Share Data ($):
Net asset value,
beginning of period	10.89		9.96	9.73	7.46	4.94	6.74
Investment Operations:
Investment income (loss)—net[b]	.02		.06	.05	.04	(.02)	.01
Net realized and unrealized
gain (loss) on investments	1.08		.93	.22	2.25	2.58	(1.81)
Total from
Investment Operations	1.10		.99	.27	2.29	2.56	(1.80)
Distributions:
Dividends from
investment income—net	(.05)		(.06)	(.04)	(.02)	(.04)	—
Net asset value, end of period	11.94		10.89	9.96	9.73	7.46	4.94
Total Return (%)	10.12	[c]	9.98	2.81	30.87	51.90	(29.83)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.86	[d]	.90	1.01	1.00	1.62	1.35	[d]
Ratio of net expenses
to average net assets	.85	[d]	.86	.91	1.00	1.61	1.33	[d]
Ratio of net investment income
(loss) to average net assets	.40	[d]	.63	.56	.58	(.29)	.46	[d]
Portfolio Turnover Rate	26.98	[c]	52.78	88.07	101.09	133.67	162.04
Net Assets, end of period
($ x 1,000)	196,465		85,640	34,344	4,857	11	7

a From September 30, 2008 (commencement of initial offering) to February 28, 2009.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Period Ended
August 31, 2013
Class Y Shares	(Unaudited)[a]
Per Share Data ($):
Net asset value, beginning of period	11.51
Investment Operations:
Investment income—net[b]	.01
Net realized and unrealized
gain (loss) on investments	.42
Total from Investment Operations	.43
Net asset value, end of period	11.94
Total Return (%)[c]	3.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.83
Ratio of net expenses to average net assets[d]	.83
Ratio of net investment income
to average net assets[d]	.28
Portfolio Turnover Rate[c]	26.98
Net Assets, end of period ($ x 1,000)	1

a From July 1, 2013 (commencement of initial offering) to August 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

Six Months Ended
August 31, 2013				Year Ended February 28/29,
Class Z Shares	(Unaudited)		2013	2012	2011	2010	2009 [a]
Per Share Data ($):
Net asset value,
beginning of period	10.99		10.03	9.80	7.50	4.94	8.31
Investment Operations:
Investment income—net[b]	.02		.05	.04	.04	.01	.03
Net realized and unrealized
gain (loss) on investments	1.08		.94	.22	2.27	2.58	(3.24)
Total from
Investment Operations	1.10		.99	.26	2.31	2.59	(3.21)
Distributions:
Dividends from
investment income—net	(.03)		(.03)	(.03)	(.01)	(.03)	(.01)
Dividends from net realized
gain on investments	—		—	—	—	—	(.15)
Total Distributions	(.03)		(.03)	(.03)	(.01)	(.03)	(.16)
Net asset value, end of period	12.06		10.99	10.03	9.80	7.50	4.94
Total Return (%)	10.04	[c]	9.91	2.69	30.85	52.63	(39.42)
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	[d]	1.04	1.06	1.00	1.19	1.09
Ratio of net expenses
to average net assets	.95	[d]	1.01	1.03	1.00	1.18	1.09
Ratio of net investment income
to average net assets	.30	[d]	.47	.43	.52	.14	.41
Portfolio Turnover Rate	26.98	[c]	52.78	88.07	101.09	133.67	162.04
Net Assets, end of period
($ x 1,000)	378,203		356,959	348,767	199,509	158,857	111,920

a The fund changed to a multiple class fund on September 30, 2008.The existing shares were redesignated as
Class Z shares.
b Based on average shares outstanding at each month end.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Research Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

At a meeting held on June 18, 2013, the fund’s Board of Directors (the “Board”), approved, effective July 1, 2013: (a) for the fund to offer Class Y shares; and, (b) an increase in the authorized shares of the fund from 400 million to 500 million and authorized 100 million ClassY shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, ClassY and Class Z. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Class Y shares are sold at net asset value per share to certain investors, including certain institutional investors. Class Z shares are sold at net asset value per share. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

The sales charge may be reduced or waived for certain purchases of Class A shares. Effective April 1, 2013, pursuant to new/modified front-end sales charge waivers, Class A shares of the fund may be purchased at net asset value without payment of a sales charge by (a) investors who participate in a self-directed investment brokerage account program offered by financial intermediaries that have entered into an agreement with the fund’s Distributor (financial intermediaries offering self-directed investment brokerage accounts may or may not charge their customers a transaction fee) and (b) investors who purchase Class A shares directly through the fund’s Distributor, and either (i) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account with the Distributor in a Dreyfus-managed fund since on or before February 28, 2006, or (ii) such purchase is for a self-directed investment account that may or may not be subject to a transaction fee.

As of August 31, 2013, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding ClassY shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	1,159,744,892	—	—	1,159,744,892
Equity Securities—
Foreign
Common Stocks†	14,591,285	—	—	14,591,285
Mutual Funds	15,665,550	—	—	15,665,550

† See Statement of Investments for additional detailed categorizations.

At August 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended August 31, 2013, The Bank of New York Mellon earned $20,299 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended August 31, 2013 were as follows:

Affiliated
Investment	Value			Value	Net
Company	2/28/2013 ($)	Purchases ($)	Sales ($)	8/31/2013($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	14,193,045	179,641,318	184,202,411	9,631,952.8
Dreyfus
Institutional
Cash
Advantage
Fund	17,882,042	55,817,268	67,665,712	6,033,598.5
Total	32,075,087	235,458,586	251,868,123	15,665,550	1.3

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually,

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended February 28, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

As a result of the fund’s mergers with Dreyfus Equity Growth Fund, Dreyfus Research Core Fund and Dreyfus Alpha Growth Fund, the fund has an unused capital loss carryover of $286,991,663 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to February 28, 2013. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. If not applied, $105,589,089 of these acquired capital losses expires in fiscal year 2016 and $181,402,574 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended February 28, 2013 was as follows: ordinary income $2,677,279. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $210 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended August 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.The

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Agreement provides that if in any full fiscal year the aggregate expenses of Class Z, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1 / 2 % of the value of the Class Z shares’ average daily net assets, the Manager will bear such excess expense. In addition, the Manager has contractually agreed, from March 1, 2013 through July 1, 2014, for Class A, Class C, Class I and Class Z shares and from July 1, 2013 through July 1, 2014 for ClassY shares, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .88% of the value of the average daily net assets of their class.The reduction in expenses, pursuant to the undertaking, amounted to $215,687 during the period ended August 31, 2013.

During the period ended August 31, 2013, the Distributor retained $12,706 from commissions earned on sales of the fund’s Class A shares and $4,080 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended August 31, 2013, Class C shares were charged $373,282 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets. Class Z shares pay the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended August 31, 2013, Class A, Class C and Class Z shares were charged $621,816, $124,428 and $198,708, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2013, the fund was charged $291,814 for transfer agency services and $13,269 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,212.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2013, the fund was charged $38,283 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing certain cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2013, the fund was charged $6,132 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended August 31, 2013, the fund was charged $4,670 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $727,784, Distribution Plan fees $65,405, Shareholder Services Plan

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fees $164,256, custodian fees $30,471, Chief Compliance Officer fees $6,172 and transfer agency fees $133,930, which are offset against an expense reimbursement currently in effect in the amount of $10,341.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended August 31, 2013, amounted to $371,445,256 and $285,520,097, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended August 31, 2013 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market.A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. At August 31, 2013, there were no financial futures outstanding.

At August 31, 2013, accumulated net unrealized appreciation on investments was $246,583,065, consisting of $257,281,142 gross unrealized appreciation and $10,698,077 gross unrealized depreciation.

At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2013, the Board considered the renewal of the fund’s Investment Advisory Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods, ranking in the first quartile of the Performance Universe for most of the periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the Expense Group median and above the Expense Universe median and the fund’s total expense ratio was below the Expense Group median and above the Expense Universe median.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until July 1, 2013, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .88% of the value of their class average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding

Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2013 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 22, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)